Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	¥ 633,909	¥ 793,245
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(11,302)	(12,555)	¥ (14,389)	¥ (14,510)
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	526,403	712,180
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 118,808	¥ 93,620